Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2018
Disclosure Of Reportable Segments [Abstract]
Description of Business and Segmented Disclosures

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

Cenovus Energy Inc. and its subsidiaries, (together “Cenovus” or the “Company”) are in the business of developing, producing and marketing crude oil, natural gas liquids (“NGLs”) and natural gas in Canada with marketing activities and refining operations in the United States (“U.S.”).

Cenovus is incorporated under the Canada Business Corporations Act and its shares are listed on the Toronto (“TSX”) and New York (“NYSE”) stock exchanges. The executive and registered office is located at 2600, 500 Centre Street S.E., Calgary, Alberta, Canada, T2G 1A6. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.

Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision makers. The Company evaluates the financial performance of its operating segments primarily based on operating margin. The Company’s reportable segments are:

•

Oil Sands, which includes the development and production of bitumen in northeast Alberta. Cenovus’s bitumen assets include Foster Creek, Christina Lake and Narrows Lake as well as other projects in the early stages of development. The Company’s interest in certain of its operated oil sands properties, notably Foster Creek, Christina Lake and Narrows Lake, increased from 50 percent to 100 percent on May 17, 2017.

•

Deep Basin, which includes approximately 2.8 million net acres of land primarily in the Elmworth-Wapiti, Kaybob-Edson, and Clearwater operating areas, rich in natural gas and NGLs. The assets reside in Alberta and British Columbia and include interests in numerous natural gas processing facilities. These assets were acquired on May 17, 2017.

•

Refining and Marketing, which is responsible for transporting, selling and refining crude oil into petroleum and chemical products. Cenovus jointly owns two refineries in the U.S. with the operator Phillips 66, an unrelated U.S. public company. In addition, Cenovus owns and operates a crude-by-rail terminal in Alberta. This segment coordinates Cenovus’s marketing and transportation initiatives to optimize product mix, delivery points, transportation commitments and customer diversification. The marketing of crude oil and natural gas sourced from Canada, including physical product sales that settle in the U.S., is considered to be undertaken by a Canadian business. U.S. sourced crude oil and natural gas purchases and sales are attributed to the U.S.

•

Corporate and Eliminations, which primarily includes unrealized gains and losses recorded on derivative financial instruments, gains and losses on divestiture of assets, as well as other Cenovus-wide costs for general and administrative, financing activities and research costs. As financial instruments are settled, the realized gains and losses are recorded in the reportable segment to which the derivative instrument relates. Eliminations include adjustments for internal usage of natural gas production between segments, transloading services provided to the Oil Sands segment by the Company’s rail terminal, crude oil production used as feedstock by the Refining and Marketing segment, and unrealized intersegment profits in inventory. Eliminations are recorded at transfer prices based on current market prices. The Corporate and Eliminations segment is attributed to Canada, with the exception of unrealized risk management gains and losses, which have been attributed to the country in which the transacting entity resides.

In 2017, the Company announced its intention to divest of its Conventional segment that included its heavy oil assets at Pelican Lake, the CO2 enhanced oil recovery project at Weyburn and conventional crude oil, NGLs and natural gas assets in the Suffield and Palliser areas in southern Alberta. As such, the associated results of operations have been reported as a discontinued operation (see Note 11). As at January 5, 2018, all of the Company’s Conventional assets were sold.

The following tabular financial information presents the segmented information first by segment, then by product and geographic location.

A) Results of Operations – Segment and Operational Information

	Oil Sands			Deep Basin			Refining and Marketing
For the years ended December 31,	2018	2017	2016	2018	2017	2016	2018	2017	2016
Revenues
Gross Sales	10,026	7,362	2,929	904	555	-	11,183	9,852	8,439
Less: Royalties	473	230	9	72	41	-	-	-	-
	9,553	7,132	2,920	832	514	-	11,183	9,852	8,439
Expenses
Purchased Product	-	-	-	-	-	-	9,261	8,476	7,325
Transportation and Blending	5,879	3,704	1,721	90	56	-	-	-	-
Operating	1,037	934	501	403	250	-	927	772	742
Production and Mineral Taxes	-	-	-	1	1	-	-	-	-
(Gain) Loss on Risk Management	1,551	307	(179)	26	-	-	(1)	6	26
Operating Margin	1,086	2,187	877	312	207	-	996	598	346
Depreciation, Depletion and Amortization	1,439	1,230	655	412	331	-	222	215	211
Exploration Expense	6	888	2	2,117	-	-	-	-	-
Segment Income (Loss)	(359)	69	220	(2,217)	(124)	-	774	383	135

				Corporate and Eliminations			Consolidated
For the years ended December 31,				2018	2017	2016	2018	2017	2016
Revenues
Gross Sales				(724)	(455)	(353)	21,389	17,314	11,015
Less: Royalties				-	-	-	545	271	9
				(724)	(455)	(353)	20,844	17,043	11,006
Expenses
Purchased Product				(517)	(443)	(347)	8,744	8,033	6,978
Transportation and Blending				(27)	(12)	(6)	5,942	3,748	1,715
Operating				(183)	(7)	(4)	2,184	1,949	1,239
Production and Mineral Taxes				-	-	-	1	1	-
(Gain) Loss on Risk Management				(1,271)	583	554	305	896	401
Depreciation, Depletion and Amortization				58	62	65	2,131	1,838	931
Exploration Expense				-	-	-	2,123	888	2
Segment Income (Loss)				1,216	(638)	(615)	(586)	(310)	(260)
General and Administrative				391	300	318	391	300	318
Onerous Contract Provisions				629	8	8	629	8	8
Finance Costs				627	645	390	627	645	390
Interest Income				(19)	(62)	(52)	(19)	(62)	(52)
Foreign Exchange (Gain) Loss, Net				854	(812)	(198)	854	(812)	(198)
Revaluation (Gain)				-	(2,555)	-	-	(2,555)	-
Transaction Costs				-	56	-	-	56	-
Re-measurement of Contingent Payment				50	(138)	-	50	(138)	-
Research Costs				25	36	36	25	36	36
(Gain) Loss on Divestiture of Assets				795	1	6	795	1	6
Other (Income) Loss, Net				(12)	(5)	34	(12)	(5)	34
				3,340	(2,526)	542	3,340	(2,526)	542
Earnings (Loss) From Continuing Operations Before Income Tax							(3,926)	2,216	(802)
Income Tax Expense (Recovery)							(1,010)	(52)	(343)
Net Earnings (Loss) From Continuing Operations							(2,916)	2,268	(459)

B) Revenues by Product

For the years ended December 31,	2018	2017	2016
Upstream
Crude Oil	9,662	7,184	2,902
Natural Gas	321	235	16
NGLs	333	184	-
Other	69	43	2
Refined Product	9,032	7,312	5,972
Market Optimization	2,151	2,540	2,467
Corporate and Eliminations	(724)	(455)	(353)
Revenues From Continuing Operations	20,844	17,043	11,006

C) Geographical Information

	Revenues
For the years ended December 31,	2018	2017	2016
Canada	11,695	9,723	4,978
United States	9,149	7,320	6,028
Consolidated	20,844	17,043	11,006

	Non-Current Assets (1)
As at December 31,	2018	2017
Canada (2)	27,644	31,756
United States	4,175	3,856
Consolidated	31,819	35,612

(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), other assets and goodwill.

(2)	Certain crude oil and natural gas properties of the Deep Basin segment, which reside in Canada, were reclassified in 2018 to PP&E and E&E from assets held for sale in current assets.

Export Sales

Sales of crude oil, NGLs and natural gas produced or purchased in Canada that have been delivered to customers outside of Canada were $2,500 million (2017 – $1,713 million; 2016 – $974 million).

Major Customers

In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and refined products for the year ended December 31, 2018, Cenovus had three customers (2017 – two; 2016 – three) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $7,840 million, $2,285 million and $2,263 million, respectively (2017 – $5,655 million and $1,964 million; 2016 – $4,742 million, $1,623 million and $1,400 million), which are included in all of the Company’s operating segments.

D) Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

	E&E Assets		PP&E
As at December 31,	2018	2017	2018	2017
Oil Sands	639	617	21,646	22,320
Deep Basin	146	3,056	2,482	3,019
Refining and Marketing	-	-	4,284	3,967
Corporate and Eliminations	-	-	286	290
Consolidated	785	3,673	28,698	29,596

	Goodwill		Total Assets
As at December 31,	2018	2017	2018	2017
Oil Sands	2,272	2,272	25,373	26,799
Deep Basin	-	-	2,742	6,694
Conventional	-	-	14	644
Refining and Marketing	-	-	5,621	5,432
Corporate and Eliminations	-	-	1,424	1,364
Consolidated	2,272	2,272	35,174	40,933

E) Capital Expenditures (1)

For the years ended December 31,	2018	2017	2016
Capital Investment
Oil Sands	887	973	604
Deep Basin	211	225	-
Conventional	-	206	171
Refining and Marketing	208	180	220
Corporate and Eliminations	57	77	31
	1,363	1,661	1,026
Acquisition Capital
Oil Sands (2)	332	11,614	11
Deep Basin	9	6,774	-
Total Capital Expenditures	1,704	20,049	1,037

(1)Includes expenditures on PP&E, E&E assets and assets held for sale.

(2)

In connection with the acquisition discussed in Note 9, Cenovus was deemed to have disposed of its pre-existing interest in FCCL Partnership (“FCCL”) and re-acquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”), which is not reflected in the table above. The carrying value of the pre-existing interest was $9,081 million and the estimated fair value was $11,605 million as at May 17, 2017.